Intangible Assets - Summary of Goodwill Allocated to Cash Generating Units (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	£ 7,953	£ 8,042
Exchange differences	63	(100)
Acquisitions and disposals	(2)	11
Ending balance	8,014	7,953
Legacy BT Consumer [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	1,183	1,183
Ending balance	1,183	1,183
Legacy EE [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	2,768	2,768
Ending balance	2,768	2,768
Enterprise [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Transfers	3,504
Exchange differences	5
Ending balance	3,509
Business and Public Sectors [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	2,562	2,570
Transfers	(2,562)
Exchange differences		(8)
Ending balance		2,562
Global Services [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	498	579
Exchange differences	58	(92)
Acquisitions and disposals	(2)	11
Ending balance	554	498
Wholesale And Ventures [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	942	942
Transfers	£ (942)
Ending balance		£ 942